Investment Strategy - Grayscale Artificial Intelligence Infrastructure ETF	Jun. 03, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (including investment borrowings) in the constituents that comprise the Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index. Other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index include depositary receipts (such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)). The Fund invests in equity securities (e.g., common stock) and depositary receipts of companies included in the Index. The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.

The Index seeks to track the performance of companies that are components of the artificial intelligence (or AI) infrastructure ecosystem. To qualify for selection into the Index, a constituent must be a leading player in at least one of the six infrastructure segments crucial for the continued advancement of artificial intelligence. The Index is based on a rules-based methodology.

To be eligible for inclusion in the initial investable universe, securities must be/have:

•        Their listing either in a developed (including the U.S.) or emerging market based on VettaFi LLC’s (the “Index Provider”) country classification system, in the form of common stock or depositary receipt (American or global). As of March 2025, the list of developed markets and emerging markets includes Austria, Australia, Belgium, Brazil, Canada, Chile, Colombia, Czech

Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Netherlands, New Zealand, Norway, Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, and United States.

•        A minimum total market capitalization of $200 million USD.

•        A three-month average daily turnover greater than or equal to $2 million.

•        All securities must have a minimum free float equivalent to 20% of shares outstanding.

In constructing the Index, the Index Provider selects companies that are leading players in at least one of the six infrastructure segments crucial for the continued advancement of artificial intelligence. Segments and definitions are as follows:

•        Big Data/Analytics — Companies at the forefront of extracting valuable insights from data using AI to help the user make informed decisions.

•        Cloud Providers — Companies providing access to AI processes and tools over the internet in addition to flexible and scalable data storage, platform, and application services.

•        Data Centers and Connectivity — Companies involved in managing physical facilities or providing the necessary components for information technology (IT) infrastructure and data storage for AI compute needs.

•        Energy Powering AI — Companies offering specific solutions to support the increased energy usage needed to power data centers and cloud providers utilizing AI.

•        Network & Security — Companies safeguarding computer networks through AI-driven behavioral analytics to improve threat detection and limit vulnerabilities.

•        Semiconductor and Computing Systems — Companies designing, fabricating, or developing semiconductor chips or quantum computing systems for AI applications.

Determination of the six infrastructure segments is based on the Index Provider’s proprietary in-house research, supported by a team of industry experts (VettaFi Research Team) that maintain a unique and broad database of companies and classifications across the globe who have operations associated with the listed segments. The VettaFi Research Team examines each company’s position within their segment taking into account revenue purity and leadership, among other factors. These factors are viewed as follows and are all pursuant to a rules-based methodology:

•        Revenue Purity: An assessment of the revenue a company generates, contributes to, and derives from business activities related to the assigned segment(s).

•        Investments: This includes an evaluation of the company’s investment in existing or new business areas. Factors considered are research and development (R&D), mergers and acquisitions (M&A) activities, investment in human capital and technology, capital expenditure and overall strategic direction in growth areas related to the assigned segment(s).

•        Market Leadership: This criterion involves an assessment of a company’s market share, addressable markets, business partnerships, competitive advantages (moats), executive leadership team, financial stability and risk factors, relative to its peers in the respective segment(s).

•        Technology Leadership: This includes an evaluation of each company’s technological capabilities in key areas related to the specific theme and subsector(s), covering technical moats, patents, development pace, positioning (first mover, etc.) and innovation factor.

To be eligible for classification, a company’s technology, services, and/or business model must fit into one of the identified subsectors advancing artificial intelligence and its supporting infrastructure.

Sources used to analyze the relative strength of these dimensions across the universe of relevant securities include regulatory filings, including but not limited to 10-K’s, 10-Q’s, 8-K’s, and annual reports, and company disclosures (websites, earnings calls, management discussion publications, and CEO commentary publications). For Revenue Purity, the process involves the assessment of the proportion of a company’s income derived directly from activities within the assigned Artificial Intelligence Infrastructure segments. Analysis for Revenue Purity involves dissection of financial statements to quantify revenues from AI operations. This quantitative focus ensures precise measurement of a company’s financial alignment with the AI theme. The Investments factor evaluates a company’s commitment of capital, R&D, and human resources to AI-related growth areas. The analysis scrutinizes R&D expenditure, M&A activity, and strategic capital allocations detailed in financial reports and management discussions. Market Leadership analysis seeks to gauge a company’s competitive standing, including market share, strategic partnerships, and executive team strength within AI segments. In addition, the Index seeks to assess competitive advantages (“moats”), customer adoption as evidenced by case studies and peer performance. Analysis for Technology Leadership evaluates a company’s innovation and technological capabilities, such as its technical moats and patent strength in AI. This process includes an intensive review of technical documentation like white papers, product demonstrations, and patent portfolios to gauge innovation and development pace. The aggregate of this review process determines companies that are leading players in at least one of the six infrastructure segments and eligible for the Index.

The Index is reconstituted and rebalanced quarterly at the close of trading on the third Friday of the month (“Reconstitution Dates” and “Rebalance Dates”) of each March, June, September, and December. Reconstitutions and rebalances are based on data as of the close of the last trade date of the month preceding the reconstitution and rebalance month (“Reference Dates”). Pricing used in share weights used for reconstitutions are based on data as of close of trading on the second Friday of the reconstitution and rebalance month (“Weight Date”).

Constituents that comprise of the Index are float-market cap weighted. Segments weights are capped at 20% while individual constituent weights are capped at 5% with a minimum weight of 0.50% assigned to constituents. Excess weights are distributed proportionately.

The Fund generally employs a “passive management” investment strategy in seeking to achieve its investment objective and fully replicate the Index. However, under various circumstances, the Fund may use a representative sampling strategy, whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index; or, in certain instances, when a component security of the Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Index with the same degree of accuracy as would an investment vehicle replicating the entire Index.

The Fund may invest in small-, mid- and large-capitalization companies.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), and therefore is not required to meet certain diversification requirements under the 1940 Act.

Concentration Policy. The Fund may concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of April 30, 2025, the Index had approximately 67.6% allocated to the Information Technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (including investment borrowings) in the constituents that comprise the Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index.